UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10499

Name of Fund: BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California — 136.9%

Corporate — 13.0%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, AMT (a):
Republic Services Inc. Project, Series B, 5.25%, 6/01/23	$2,020	$2,113,041
Waste Management Inc. Project, Series A, 5.13%, 4/07/11	4,000	4,188,320
California Pollution Control Financing Authority, Refunding RB:
Republic Services Inc. Project, Series C, Mandatory Put Bonds, AMT, 5.25%, 6/01/23 (a)	2,030	2,123,502
San Diego Gas & Electric, Series A, 5.90%, 6/01/14	3,100	3,425,748

		11,850,611

County/City/Special District /School District — 43.4%
City of Vista California, COP, Refunding, Community Projects (NPFGC):
5.00%, 5/01/19	1,000	1,024,010
4.75%, 5/01/21	1,115	1,099,502
Clovis Unified School District California, GO, CAB, Election of 2004, Series A (NPFGC), 5.13%, 8/01/21 (b)(c)	7,500	5,235,975
County of San Bernardino California, Special Tax Bonds, Community Facilities District No. 2002-1:
5.35%, 9/01/17	105	106,689
5.50%, 9/01/18	245	247,568
County of San Diego California, COP, Refunding, MTS Tower (AMBAC), 5.25%, 11/01/19	2,980	2,983,010
Fontana Public Finance Authority California, Tax Allocation Bonds, Refunding, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,473,051
Irvine Unified School District California, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,346,850
Lathrop Financing Authority, RB, Water Supply Project:
5.80%, 6/01/21	995	987,378
5.85%, 6/01/22	1,040	1,024,015
5.90%, 6/01/23	1,000	974,530

Municipal Bonds	Par (000)	Value

California (continued)

County/City/Special District/School District (concluded)
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	$200	$208,502
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	2,500	2,693,175
Los Banos Unified School District, GO, Election of 2008 (AGC), 5.00%, 8/01/18	475	529,991
Riverside Unified School District California, GO, Series A (NPFGC), 5.25%, 2/01/23	5,000	5,137,300
San Manuel Entertainment Authority, Series 04-C, 4.50%, 12/01/16 (d)	4,000	3,580,600
Santa Clara Valley Transportation Authority, RB, Series A (NPFGC), 5.00%, 6/01/11 (e)	2,135	2,151,696
Stockton East Water District, COP, Refunding, Series B (NPFGC), 5.93%, 4/01/19 (b)	4,590	2,884,631

		39,688,473

Education — 7.3%
California Infrastructure & Economic Development Bank, RB, J. David Gladstone Institute Project, 5.50%, 10/01/20	1,985	2,015,887
California State Public Works Board, Refunding RB, Trustees of the California State University, Series A, 5.00%, 10/01/17	2,415	2,417,608
University of California, Refunding RB, Series S, 5.00%, 5/15/18	2,000	2,268,860

		6,702,355

Health — 21.4%
ABAG Finance Authority for Nonprofit Corps, RB, San Diego Hospital Association, Series C, 5.38%, 3/01/21	2,100	2,112,537
California Health Facilities Financing Authority, RB:
Health Facility, Adventist Health System, Series A, 5.00%, 3/01/18	1,075	1,088,470
Health Facility, Adventist Health System, Series A, 5.00%, 3/01/19	1,000	1,007,000
Health Facility, Adventist Health System, Series A, 5.00%, 3/01/20	2,060	2,068,487

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
TE	Tax Exempt

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2011	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (continued)

Health (concluded)
California Health Facilities Financing Authority, RB (concluded):
Health Facility, Adventist Health System, Series A, 5.00%, 3/01/24	$1,355	$1,307,439
Sutter Health, Series B, 5.00%, 8/15/19	1,430	1,504,203
California Infrastructure & Economic Development Bank, RB, Kaiser Hospital Assistance I-LLC, Series A, 5.55%, 8/01/31	6,500	6,151,145
California Statewide Communities Development Authority, Refunding RB, Daughters of Charity Health, Series A, 5.25%, 7/01/24	5,000	4,329,650

		19,568,931

State — 8.7%
California State Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	2,022,121
State of California, GO:
5.00%, 11/01/11 (e)	4,740	4,869,544
5.00%, 11/01/20	260	265,029
State of California, GO, Refunding:
Series A, 5.00%, 7/01/18	720	804,463
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,002

		7,971,159

Transportation — 26.0%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	561,400
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB, 5.89%, 1/15/21 (b)	20,000	9,416,600
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 4.50%, 5/15/19	3,420	3,632,758
Los Angeles Harbor Department, Refunding RB, Series B, AMT (AMBAC), 5.50%, 8/01/21	10,025	10,139,385

		23,750,143

Utilities — 17.1%
California State Department of Water Resources, RB, Series A, 5.13%, 5/01/12 (e)	6,500	6,896,890
California State Department of Water Resources, Refunding RB:
Series H, Power Supply, 5.00%, 5/01/22	3,500	3,737,055
Series L, 5.00%, 5/01/19	2,000	2,242,020
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 7/01/18	600	677,472
Metropolitan Water District of Southern California, Refunding RB, Series B, 4.00%, 7/01/18	1,250	1,355,112

Municipal Bonds	Par (000)	Value

California (concluded)

Utilities (concluded)
Southern California Public Power Authority, RB, Canyon Power, Series A, 4.00%, 7/01/18	$685	$722,723

		15,631,272

Total Municipal Bonds in California		125,162,944

Multi-State — 4.6%

Housing — 4.6%
MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (a)(d)(f)	4,574	4,253,092

Total Municipal Bonds in Multi-State		4,253,092

Puerto Rico — 9.7%

State — 8.5%
Commonwealth of Puerto Rico, GO, Public Improvement, Series B, 5.25%, 7/01/17	1,035	1,059,923
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
Series C, 5.75%, 7/01/19	4,405	4,572,919
Series C, 5.75%, 7/01/19 (c)	5	6,102
Series M, 6.00%, 7/01/20	1,000	1,048,700
Series M, 6.25%, 7/01/21	1,000	1,064,920

		7,752,564

Transportation — 1.2%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series Z (AGM), 6.00%, 7/01/18	1,000	1,105,180

Total Municipal Bonds in Puerto Rico		8,857,744

U.S. Virgin Islands — 3.2%

State — 3.2%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A:
5.25%, 10/01/17	360	377,741
5.25%, 10/01/19	455	469,237
5.25%, 10/01/21	460	465,860
5.25%, 10/01/22	315	316,767
5.25%, 10/01/23	960	961,123
5.25%, 10/01/24	300	299,139

Total Municipal Bonds in the U.S. Virgin Islands		2,889,867

Total Long-Term Investments (Cost – $143,197,524) – 154.4%		141,163,647

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.03% (g)(h)	7,619,227	7,619,227

Total Short-Term Securities (Cost – $7,619,227) – 8.3%		7,619,227

2	BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2011

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $150,816,751*) – 162.7%	$148,782,874
Liabilities in Excess of Other Assets – (2.0)%	(1,816,286)
Preferred Shares, at Redemption Value – (60.7)%	(55,526,807)

Net Assets Applicable to Common Shares – 100.0%	$91,439,781

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$150,860,123

Gross unrealized appreciation	$2,485,134
Gross unrealized depreciation	(4,562,383)

Net unrealized depreciation	$(2,077,249)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Security is collateralized by Municipal or US Treasury obligations.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares at December 31, 2010	Net Activity	Shares at March 31, 2011	Income

BIF California Municipal Money Fund	6,758,071	861,156	7,619,227	$714

(h)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$141,163,647	—	$141,163,647
Short-Term Securities	$7,619,227	—	—	7,619,227

Total	$7,619,227	$141,163,647	—	$148,782,874

[1] See above Schedule of Investments for values in each sector.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	MARCH 31, 2011	3

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock California Municipal 2018 Term Trust

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal 2018 Term Trust

Date: May 25, 2011